                                                                 AXP(R) Managed
                                                                     Allocation
                                                                           Fund

                                                         2001 SEMIANNUAL REPORT

(icon of) magnifying glass

American
   Express(R)
Funds

AXP Managed Allocation Fund seeks to
provide shareholders maximum total return through a combination of growth of capital and current income.

Going Where  the Action Is

Today's investment marketplace is changing faster than ever. The key is to be in the right place at the right time. AXP Managed Allocation Fund has that potential because it has the flexibility to make sweeping shifts in its asset mix to take advantage of expected trends in financial markets. While the focus historically has been on U.S. stocks, the Portfolio can also hold foreign stocks, as well as domestic and foreign bonds, plus cash-equivalent investments. For investors, such flexibility can mean opportunity.



CONTENTS
From the Chairman                               3
From the Portfolio Manager                      3
Fund Facts                                      5
The 10 Largest Holdings                         6
Financial Statements (Fund)                     7
Notes to Financial Statements (Fund)           10
Financial Statements (Portfolio)               17
Notes to Financial Statements (Portfolio)      19
Investments in Securities                      23

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-2- AXP MANAGED ALLOCATION FUND

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through the retirement plan of your employer.
o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) James M. Johnson, Jr.
James M. Johnson, Jr.
Portfolio manager

From the Portfolio Manager
A steep downturn in the stock market pulled AXP Managed Allocation Fund into negative territory during the first half of the fiscal year. Still, thanks largely to positive performance from its bond holdings, the Fund fared better than the market as a whole. For the six months -- October 2000 through March 2001 -- the Fund's Class A shares lost 11.87% (excluding the sales charge).

The problems for the stock market stemmed mainly from two factors: a slowdown in economic growth and weaker corporate profits. Already in effect prior to the start of the period, those factors continued to take a toll on stocks through late December, by which time the market was down close to 12% (as measured by the Standard & Poor's 500 Index).

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-3- SEMIANNUAL REPORT -- 2001

STRONG START
The new year got off on the right foot, as a surprise interest-rate cut by the Federal Reserve sparked a sharp rally in January. But concerns about the economy and profits soon resurfaced, driving the market down again in February and March.

Suffering the most during the six months were technology-related stocks, many of which were down 50% and, in some cases, much more. While they also hurt the Fund's performance, investments in other business sectors picked up some of the slack. For example, health care, energy and utility stocks provided overall good returns.

Also working in the Fund's favor was its exposure to small-capitalization stocks, which easily outperformed large-cap issues during the period. We also maintained a higher-than-normal level of cash reserves in the portfolio. This helped provide a bit of a cushion during the market's slumps.

Bonds clearly had easier going over the six months, as few concerns about inflation and a decline in interest rates pushed prices higher for most sectors of the market. We spread our bond investments among U.S. Treasury, mortgage-backed and corporate bonds, with the latter group providing the best results. The bond component made up about 25% of the portfolio, while stocks ranged from 55%-65%.

Heading into the second half of the fiscal year, I think we'll see some gradual improvement in the stock market, as the outlook for the economy and corporate profits becomes clearer. I also expect that the market will continue to experience considerable rotation -- different types of stocks taking turns at setting the market's direction. In my view, that argues for a well-diversified stock portfolio, both by market capitalization and industry. I think the best performance could come from technology and basic materials stocks, both of which I added to late in the past period.

On the bond side, the environment continues to look reasonably good, although the opportunity for price appreciation has probably diminished. Still, if the stock market struggles at times, the bond holdings should again provide some support for the Fund.

James M. Johnson, Jr., CFA

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-4- AXP MANAGED ALLOCATION FUND

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2001                                         $ 8.46
Sept. 30, 2000                                         $10.52
Decrease                                               $ 2.06

Distributions -- Oct. 1, 2000 - March 31, 2001
From income                                            $ 0.36
From long-term capital gains                           $ 0.49
Total distributions                                    $ 0.85
Total return*                                         -11.87%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2001                                         $ 8.40
Sept. 30, 2000                                         $10.44
Decrease                                               $ 2.04

Distributions -- Oct. 1, 2000 - March 31, 2001
From income                                            $ 0.32
From long-term capital gains                           $ 0.49
Total distributions                                    $ 0.81
Total return*                                         -12.23%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2001                                         $ 8.41
Sept. 30, 2000                                         $10.47
Decrease                                               $ 2.06

Distributions -- Oct. 1, 2000 - March 31, 2001
From income                                            $ 0.33
From long-term capital gains                           $ 0.49
Total distributions                                    $ 0.82
Total return*                                         -12.23%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2001                                         $ 8.45
Sept. 30, 2000                                         $10.52
Decrease                                               $ 2.07

Distributions -- Oct. 1, 2000 - March 31, 2001
From income                                            $ 0.36
From long-term capital gains                           $ 0.49
Total distributions                                    $ 0.85
Total return*                                         -11.90%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.


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-5- SEMIANNUAL REPORT -- 2001

The 10 Largest Holdings

                                          Percent                 Value
                                      (of net assets)    (as of March 31, 2001)
General Electric                           2.22%              $34,090,783
Pfizer                                     1.50                23,144,570
American Intl Group                         .98                15,078,052
Citigroup                                   .98                15,036,814
AOL Time Warner                             .96                14,775,199
SBC Communications                          .91                13,947,813
Exxon Mobil                                 .84                12,893,176
Cisco Systems                               .73                11,277,474
Verizon Communications                      .71                10,922,612
BellSouth                                   .70                10,817,202

Excludes U.S. Treasury and government agency holdings.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here  make up 10.53% of net assets

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-6- AXP MANAGED ALLOCATION FUND

Financial Statements

Statement of assets and liabilities
AXP Managed Allocation Fund

March 31, 2001 (Unaudited)
Assets
Investment in Total Return Portfolio (Note 1)                                      $1,538,147,193
                                                                                   --------------

Liabilities
Accrued distribution fee                                                                   14,011
Accrued service fee                                                                            54
Accrued transfer agency fee                                                                 6,329
Accrued administrative services fee                                                         1,466
Other accrued expenses                                                                     62,441
                                                                                           ------
Total liabilities                                                                          84,301
                                                                                           ------
Net assets applicable to outstanding capital stock                                 $1,538,062,892
                                                                                   ==============

Represented by
Capital stock -- $.01 par value (Note 1)                                           $    1,820,180
Additional paid-in capital                                                          1,692,919,331
Excess of distributions over net investment income                                       (263,608)
Accumulated net realized gain (loss)                                                  (88,091,321)
Unrealized appreciation (depreciation) on investments and
     on translation of assets and liabilities in foreign currencies                   (68,321,690)
                                                                                      -----------
Total -- representing net assets applicable to outstanding capital stock           $1,538,062,892
                                                                                   ==============
Net assets applicable to outstanding shares: Class A                               $1,340,531,604
                                             Class B                               $  177,466,646
                                             Class C                               $      389,142
                                             Class Y                               $   19,675,500
Net asset value per share of outstanding capital stock:
                                             Class A shares      158,510,011       $         8.46
                                             Class B shares       21,134,499       $         8.40
                                             Class C shares           46,265       $         8.41
                                             Class Y shares        2,327,204       $         8.45

See accompanying notes to financial statements.

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-7- SEMIANNUAL REPORT -- 2001


Statement of operations
AXP Managed Allocation Fund

Six months ended March 31, 2001 (Unaudited)
Investment income
Income:
Dividends                                                                        $   5,805,379
Interest                                                                            24,178,262
     Less foreign taxes withheld                                                       (39,419)
                                                                                       -------
Total income                                                                        29,944,222
                                                                                    ----------
Expenses (Note 2):
Expenses allocated from Total Return Portfolio                                       4,500,530
Distribution fee
     Class A                                                                         1,883,610
     Class B                                                                           989,154
     Class C                                                                             1,590
Transfer agency fee                                                                  1,065,015
Incremental transfer agency fee
     Class A                                                                           103,350
     Class B                                                                            29,092
     Class C                                                                                65
Service fee -- Class Y                                                                  13,933
Administrative services fees and expenses                                              301,085
Compensation of board members                                                            4,200
Printing and postage                                                                   168,831
Registration fees                                                                       32,653
Audit fees                                                                               5,125
Other                                                                                    7,356
                                                                                         -----
Total expenses                                                                       9,105,589
     Earnings credits on cash balances (Note 2)                                        (95,406)
                                                                                       -------
Total net expenses                                                                   9,010,183
                                                                                     ---------
Investment income (loss) -- net                                                     20,934,039
                                                                                    ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions                                                         (59,878,684)
     Foreign currency transactions                                                     290,590
     Futures contracts                                                             (23,615,559)
     Options contracts written                                                       1,565,748
                                                                                     ---------
Net realized gain (loss) on investments                                            (81,637,905)
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies           (156,443,188)
                                                                                  ------------
Net gain (loss) on investments and foreign currencies                             (238,081,093)
                                                                                  ------------
Net increase (decrease) in net assets resulting from operations                  $(217,147,054)
                                                                                 =============

See accompanying notes to financial statements.

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-8- AXP MANAGED ALLOCATION FUND


Statements of changes in net assets
AXP Managed Allocation Fund
                                                           March 31, 2001            Sept. 30, 2000
                                                          Six months ended             Year ended
                                                             (Unaudited)
Operations and distributions
Investment income (loss) -- net                           $   20,934,039            $   47,435,178
Net realized gain (loss) on investments                      (81,637,905)              135,164,647
Net change in unrealized appreciation
     (depreciation) on investments
     and on translation of assets and
     liabilites in foreign currencies                       (156,443,188)               40,806,127
                                                            ------------                ----------
Net increase (decrease) in net assets
     resulting from operations                              (217,147,054)              223,405,952
                                                            ------------               -----------
Distributions to shareholders from:
     Net investment income
         Class A                                             (19,954,218)              (43,538,120)
         Class B                                              (1,882,329)               (3,727,456)
         Class C                                                  (4,006)                   (1,065)
         Class Y                                                (385,051)               (1,127,386)
     Net realized gain
         Class A                                            (108,053,284)             (143,121,801)
         Class B                                             (14,328,266)              (17,618,754)
         Class C                                                 (23,190)                       --
         Class Y                                              (2,264,848)               (4,066,958)
                                                              ----------                ----------
Total distributions                                         (146,895,192)             (213,201,540)
                                                            ------------              ------------

Capital share transactions (Note 3)
Proceeds from sales
     Class A shares (Notes 2 and 5)                           21,604,129                69,674,970
     Class B shares                                           11,867,581                31,510,861
     Class C shares                                              303,230                   214,230
     Class Y shares                                            2,077,325                 7,394,417
Reinvestment of distributions at net asset value
     Class A shares                                          126,484,812               183,775,353
     Class B shares                                           16,048,873                21,173,371
     Class C shares                                               27,192                     1,065
     Class Y shares                                            2,649,899                 5,194,344
Payments for redemptions
     Class A shares                                         (167,798,370)             (565,199,101)
     Class B shares (Note 2)                                 (25,109,593)              (73,713,472)
     Class C shares (Note 2)                                     (83,597)                       --
     Class Y shares                                          (12,925,453)              (35,172,275)
                                                             -----------               -----------
Increase (decrease) in net assets
     from capital share transactions                         (24,853,972)             (355,146,237)
                                                             -----------              ------------
Total increase (decrease) in net assets                     (388,896,218)             (344,941,825)
Net assets at beginning of period                          1,926,959,110             2,271,900,935
                                                           -------------             -------------
Net assets at end of period                               $1,538,062,892            $1,926,959,110
                                                          ==============            ==============
Undistributed (excess of distributions over)
     net investment income                                $     (263,608)           $    1,027,957
                                                          --------------            --------------

See accompanying notes to financial statements.

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-9- SEMIANNUAL REPORT -- 2001

Notes to Financial Statements
AXP Managed Allocation Fund

(Unaudited as to March 31, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Managed Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 189 shares of capital stock at $10.58 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Total Return Portfolio
The Fund invests all of its assets in Total Return Portfolio (the Portfolio), a series of Growth and Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. Total Return Portfolio seeks to provide shareholders maximum total return through a combination of growth of capital and current income.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of March 31, 2001 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.


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-10- AXP MANAGED ALLOCATION FUND

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $19.00
o Class B $20.00
o Class C $19.50
o Class Y $17.00

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $480,402 for Class A, $74,034 for Class B and $470 for Class C for the six months ended March 31, 2001.

During the six months ended March 31, 2001, the Fund's transfer agency fees were reduced by $95,406 as a result of earnings credits from overnight cash balances.

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-11- SEMIANNUAL REPORT -- 2001

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                                        Six months ended March 31, 2001
                                          Class A           Class B          Class C           Class Y
Sold                                    2,290,324         1,248,019           32,175           220,514
Issued for reinvested distributions    14,253,821         1,819,342            3,078           298,413
Redeemed                              (17,460,469)       (2,650,694)          (9,367)       (1,410,685)
                                      -----------        ----------           ------        ----------
Net increase (decrease)                  (916,324)          416,667           25,886          (891,758)
                                         --------           -------           ------          --------


                                                           Year ended Sept. 30, 2000
                                          Class A           Class B         Class C*           Class Y
Sold                                    6,604,062         3,008,466           20,278           704,194
Issued for reinvested distributions    17,664,374         2,051,435              101           500,068
Redeemed                              (53,463,694)       (7,031,170)              --        (3,320,098)
                                      -----------        ----------            -----        ----------
Net increase (decrease)               (29,195,258)       (1,971,269)          20,379        (2,115,836)
                                      -----------        ----------           ------        ----------

* Inception date was June 26, 2000.

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended March 31, 2001.

5. FUND MERGER
As of the close of business on July 14, 2000, AXP Managed Allocation Fund acquired the assets and assumed the identified liabilities of Strategist Total Return Fund.

The aggregate net assets of AXP Managed Allocation Fund immediately before the acquisition were $2,065,813,442.

The merger was accomplished by a tax-free exchange of 71,026 shares of Strategist Total Return Fund valued at $928,291.

In exchange for the Strategist Total Return Fund shares and net assets, AXP Managed Allocation Fund issued the following number of shares:

                 Shares       Net assets
Class A          86,034         $928,291

Strategist Total Return Fund's net assets at that date consisted of capital stock of $871,468 and unrealized appreciation of $56,823.

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-12- AXP MANAGED ALLOCATION FUND

6. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.

7. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                         2001(b)           2000             1999             1998              1997

Net asset value, beginning of period                $10.52            $10.49           $10.34           $12.68            $12.20

Income from investment operations:

Net investment income (loss)                           .12               .25              .32              .37               .32

Net gains (losses) (both realized and unrealized)    (1.33)              .83             1.16             (.79)             1.97

Total from investment operations                     (1.21)             1.08             1.48             (.42)             2.29

Less distributions:

Dividends from net investment income                  (.13)             (.25)            (.30)            (.37)             (.32)

Distributions from realized gains                     (.72)             (.80)           (1.03)           (1.55)            (1.49)

Total distributions                                   (.85)            (1.05)           (1.33)           (1.92)            (1.81)

Net asset value, end of period                      $ 8.46            $10.52           $10.49           $10.34            $12.68

Ratios/supplemental data

Net assets, end of period (in millions)             $1,341            $1,677           $1,979           $2,233            $2,639

Ratio of expenses to average daily net assets(c)      .96%(d)           .96%             .82%             .80%              .84%

Ratio of net investment income (loss)
   to average daily net assets                       2.50%(d)          2.29%            2.85%            3.13%             2.55%

Portfolio turnover rate
   (excluding short-term securities)                   75%              102%              81%             122%               99%

Total return(e)                                    (11.87%)           10.54%           14.78%           (3.73%)           20.79%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended March 31, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.


-------------------------------------------------------------------------------
-13- SEMIANNUAL REPORT -- 2001


Class B

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                          2001(b)           2000             1999             1998              1997

Net asset value, beginning of period                 $10.44            $10.43           $10.29           $12.63            $12.15

Income from investment operations:

Net investment income (loss)                            .09               .17              .23              .29               .23

Net gains (losses) (both realized and unrealized)     (1.32)              .81             1.16             (.79)             1.97

Total from investment operations                      (1.23)              .98             1.39             (.50)             2.20

Less distributions:

Dividends from net investment income                   (.09)             (.17)            (.22)            (.29)             (.23)

Distributions from realized gains                      (.72)             (.80)           (1.03)           (1.55)            (1.49)

Total distributions                                    (.81)             (.97)           (1.25)           (1.84)            (1.72)

Net asset value, end of period                      $  8.40            $10.44           $10.43           $10.29            $12.63

Ratios/supplemental data

Net assets, end of period (in millions)                $177              $216             $237             $251              $241

Ratio of expenses to average daily net assets(c)      1.73%(d)          1.72%            1.59%            1.56%             1.60%

Ratio of net investment income (loss)
   to average daily net assets                        1.74%(d)          1.52%            2.08%            2.40%             1.82%

Portfolio turnover rate
   (excluding short-term securities)                    75%              102%              81%             122%               99%

Total return(e)                                     (12.23%)            9.72%           13.90%          (4.46%)            19.87%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended March 31, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.


-------------------------------------------------------------------------------
-14- AXP MANAGED ALLOCATION FUND

Class C

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                         2001(b)           2000(c)

Net asset value, beginning of period                $10.47            $10.46

Income from investment operations:

Net investment income (loss)                           .09               .06

Net gains (losses) (both realized and unrealized)    (1.33)               --

Total from investment operations                     (1.24)              .06

Less distributions:

Dividends from net investment income                  (.10)             (.05)

Distributions from realized gains                     (.72)               --

Total distributions                                   (.82)             (.05)

Net asset value, end of period                     $  8.41            $10.47

Ratios/supplemental data

Net assets, end of period (in millions)                $--               $--

Ratio of expenses to average daily net assets(d)     1.73%(e)          1.72%(e)

Ratio of net investment income (loss)
   to average daily net assets                       1.94%(e)          1.74%(e)

Portfolio turnover rate
   (excluding short-term securities)                   75%              102%

Total return(f)                                    (12.23%)             .60%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended March 31, 2001 (Unaudited).
(c) Inception date was June 26, 2000.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.


-------------------------------------------------------------------------------
-15- SEMIANNUAL REPORT -- 2001



Class Y

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                       2001(b)           2000             1999             1998              1997

Net asset value, beginning of period              $10.52            $10.50           $10.34           $12.68            $12.20

Income from investment operations:

Net investment income (loss)                         .13               .27              .33              .38               .33

Net gains (losses) (both realized and unrealized)  (1.35)              .82             1.17             (.79)             1.97

Total from investment operations                   (1.22)             1.09             1.50             (.41)             2.30

Less distributions:

Dividends from net investment income                (.13)             (.27)            (.31)            (.38)             (.33)

Distributions from realized gains                   (.72)             (.80)           (1.03)           (1.55)            (1.49)

Total distributions                                 (.85)            (1.07)           (1.34)           (1.93)            (1.82)

Net asset value, end of period                    $ 8.45            $10.52           $10.50           $10.34            $12.68

Ratios/supplemental data

Net assets, end of period (in millions)              $20               $34              $56              $95              $118

Ratio of expenses to average daily net assets(c)    .79%(d)           .80%             .72%             .72%              .71%

Ratio of net investment income (loss)
   to average daily net assets                     2.62%(d)          2.44%            2.95%            3.20%             2.69%

Portfolio turnover rate
   (excluding short-term securities)                 75%              102%              81%             122%               99%

Total return(e)                                  (11.90%)           10.70%           14.92%          (3.65%)            20.94%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended March 31, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.


-------------------------------------------------------------------------------
-16- AXP MANAGED ALLOCATION FUND

Financial Statements

Statement of assets and liabilities
Total Return Portfolio

March 31, 2001 (Unaudited)

Assets
Investments in securities, at value (Note 1)
     (identified cost $1,578,259,832)                                                            $1,509,003,700
Cash in bank on demand deposit                                                                          520,685
Dividends and accrued interest receivable                                                             8,516,169
Receivable for investment securities sold                                                            56,538,017
Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 4)                    128,703
U.S. government securities held as collateral (Note 5)                                                  331,507
                                                                                                        -------
Total assets                                                                                      1,575,038,781
                                                                                                  -------------

Liabilities
Payable for investment securities purchased                                                          34,292,836
Payable upon return of securities loaned (Note 5)                                                       475,607
Accrued investment management services fee                                                               21,202
Other accrued expenses                                                                                   90,200
Option contracts written, at value (premium received $967,797) (Note 6)                               1,924,805
                                                                                                      ---------
Total liabilities                                                                                    36,804,650
                                                                                                     ----------
Net assets                                                                                       $1,538,234,131
                                                                                                 ==============

See accompanying notes to financial statements.


-------------------------------------------------------------------------------
-17- SEMIANNUAL REPORT -- 2001


Statement of operations

Total Return Portfolio
Six months ended March 31, 2001 (Unaudited)

Investment income
Income:
Dividends                                                                             $    5,805,692
Interest                                                                                  24,182,300
     Less foreign taxes withheld                                                             (39,421)
                                                                                             -------
Total income                                                                              29,948,571
                                                                                          ----------
Expenses (Note 2):
Investment management services fee                                                         4,236,789
Compensation of board members                                                                  5,000
Custodian fees                                                                               120,758
Audit fees                                                                                    15,375
Other                                                                                        127,547
                                                                                             -------
Total expenses                                                                             4,505,469
     Earnings credits on cash balances (Note 2)                                               (4,696)
                                                                                              ------
Total net expenses                                                                         4,500,773
                                                                                           ---------
Investment income (loss) -- net                                                           25,447,798
                                                                                          ----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
     Security transactions (Note 3)                                                      (59,883,544)
     Foreign currency transactions                                                           290,516
     Futures contracts                                                                   (23,616,890)
     Options contracts written (Note 6)                                                    1,566,053
                                                                                           ---------
Net realized gain (loss) on investments                                                  (81,643,865)
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies                 (156,450,091)
                                                                                        ------------
Net gain (loss) on investments and foreign currencies                                   (238,093,956)
                                                                                        ------------
Net increase (decrease) in net assets resulting from operations                        $(212,646,158)
                                                                                       =============

Statements of changes in net assets
Total Return Portfolio
                                                                          March 31, 2001                 Sept. 30, 2000
                                                                         Six months ended                  Year ended
                                                                            (Unaudited)
Operations
Investment income (loss) -- net                                           $   25,447,798                 $   58,172,534
Net realized gain (loss) on investments                                      (81,643,865)                   135,203,487
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies     (156,450,091)                    40,854,272
                                                                            ------------                     ----------
Net increase (decrease) in net assets resulting from operations             (212,646,158)                   234,230,293
Net contributions (withdrawals) from partners                               (176,283,397)                  (579,879,359)
                                                                            ------------                   ------------
Total increase (decrease) in net assets                                     (388,929,555)                  (345,649,066)
Net assets at beginning of period                                          1,927,163,686                  2,272,812,752
                                                                           -------------                  -------------
Net assets at end of period                                               $1,538,234,131                 $1,927,163,686
                                                                          ==============                 ==============

See accompanying notes to financial statements.


-------------------------------------------------------------------------------
-18- AXP MANAGED ALLOCATION FUND

Notes to Financial Statements
Total Return Portfolio

(Unaudited as to March 31, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total Return Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Total Return Portfolio seeks to provide maximum total return through a combination of growth of capital and current income by investing in U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.


-------------------------------------------------------------------------------
-19- SEMIANNUAL REPORT -- 2001

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of March 31, 2001, investments in securities included issues that are illiquid which the Portfolio currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of March 31, 2001 was $3,332,404 representing 0.22% of net assets. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.


-------------------------------------------------------------------------------
-20- AXP MANAGED ALLOCATION FUND

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.40% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Managed Allocation Fund to the Lipper Flexible Portfolio Index. The maximum adjustment is 0.08% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $112,163 for the six months ended March 31, 2001.

AEFC has a Sub-investment Advisory Agreement with Kenwood Capital Management LLC, an indirect subsidiary of AEFC.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended March 31, 2001, the Portfolio's custodian fees were reduced by $4,696 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,149,988,614 and $1,372,737,233, respectively, for the six months ended March 31, 2001. For the same period, the portfolio turnover rate was 75%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $11,082 for the six months ended March 31, 2001.

4. FOREIGN CURRENCY CONTRACTS
As of March 31, 2001, the Portfolio has foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date                         Currency to               Currency to            Unrealized               Unrealized
                                     be delivered               be received           appreciation             depreciation
June 29, 2001                         366,984,202                 3,026,000               $ 63,807                    $--
                                     Japanese Yen               U.S. Dollar
June 29, 2001                         182,721,984                 1,513,000                 38,120                     --
                                     Japanese Yen               U.S. Dollar
June 29, 2001                          63,748,728                   522,000                  7,438                     --
                                     Japanese Yen               U.S. Dollar
June 29, 2001                         122,608,635                 1,009,000                 19,338                     --
                                     Japanese Yen               U.S. Dollar
                                                                                          --------                   ----
Total                                                                                     $128,703                    $--
                                                                                          --------                   ----


-------------------------------------------------------------------------------
-21- SEMIANNUAL REPORT -- 2001

5. LENDING OF PORTFOLIO SECURITIES
As of March 31, 2001, securities valued at $322,975 were on loan to brokers. For collateral, the Portfolio received $144,100 in cash and U.S. government securities valued at $331,507. Income from securities lending amounted to $66,158 for the six months ended March 31, 2001. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options written on open stock index contracts are as follows:

                                                               Six months ended March 31, 2001
                                                       Puts                                            Calls
                                        Contracts                   Premium              Contracts                  Premium
Balance Sept. 30, 2000                         --             $          --                     --             $         --
Opened                                      9,600                15,235,066                  7,280                7,536,658
Closed                                     (9,600)              (15,235,066)                (5,390)              (6,568,861)
                                           ------               -----------                 ------               ----------
Balance March 31, 2001                         --             $          --                  1,890             $    967,797
                                           ------               -----------                  -----             ------------

See "Summary of significant accounting policies."

7. FUTURES CONTRACTS
As of March 31, 2001, investments in securities included securities valued at $13,383,071 that were pledged as collateral to cover initial margin deposits on 153 open purchase contracts and 183 open sale contracts. The market value of the open purchase contracts as of March 31, 2001 was $42,565,350 with a net unrealized gain of $1,917,077. The market value of the open sale contracts as of March 31, 2001 was $53,490,900 with a net unrealized loss of $167,291. See "Summary of significant accounting policies."

8. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Portfolio's financial position, results of operations or changes in its net assets.


-------------------------------------------------------------------------------
-22- AXP MANAGED ALLOCATION FUND


Investments in Securities
Total Return Portfolio

March 31, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (58.5%)
Issuer                                                                        Shares                  Value(a)
Aerospace & defense (1.6%)
Aeroflex                                                                      19,050(b)               $196,453
Boeing                                                                       175,500                 9,777,105
General Dynamics                                                              47,600                 2,986,424
Lockheed Martin                                                              124,200                 4,427,730
Newport News Shipbuilding                                                      6,500                   317,850
Precision Castparts                                                            9,100                   300,755
Rockwell Intl                                                                 79,100                 2,875,285
United Technologies                                                           60,400                 4,427,320
Total                                                                                               25,308,922

Airlines (--%)
Frontier Airlines                                                             10,100(b)                123,094
SkyWest                                                                        9,640                   224,139
Total                                                                                                  347,233

Automotive & related (0.5%)
Bandag                                                                         4,800                   128,544
DollarThrifty Automotive Group                                                22,000(b)                453,200
Ford Motor                                                                   137,600                 3,869,312
Gentex                                                                         8,300(b)                191,938
Honda Motor                                                                   37,000(c)              1,511,650
Lear                                                                          13,400(b)                392,620
Oshkosh Truck                                                                  4,300                   152,650
Snap-On                                                                       10,200                   297,024
Superior Inds Intl                                                             7,900                   273,103
Total                                                                                                7,270,041

Banks and savings & loans (4.6%)
Astoria Financial                                                              7,700                   411,469
Banco Bilbao Vizcaya Argentaria                                               84,090(c)              1,148,484
Banco Santander Central
     Hispano                                                                 107,711(c)                985,491
Bank of America                                                              187,265                10,252,758
Bank of New York                                                             135,250                 6,659,710
City Natl                                                                     11,300                   434,033
Commerce Bancshares                                                            6,440                   239,890
Credit Suisse Group                                                           11,376(c)              2,013,539
Cullen/Frost Bankers                                                          20,026                   685,891
Deutsche Bank                                                                 26,145(c)              2,001,514
Downey Financial                                                               9,100                   412,230
East West Bancorp                                                             16,600                   319,550
First Midwest Bancorp                                                          8,416                   236,910
FirstFed Financial                                                            12,600(b)                352,800
FleetBoston Financial                                                        207,221                 7,822,593
Fulton Financial                                                              15,500                   314,844
GBC Bancorp                                                                    7,200                   205,200
Greater Bay Bancorp                                                           14,000                   352,625
Investors Financial Services                                                   7,000                   410,375
J.P. Morgan Chase                                                             48,700                 2,186,630
MAF Bancorp                                                                    8,200                   224,475
New York Community Bancorp                                                    20,700                   600,300
Royal Bank of Canada                                                          12,370(c)                370,644
Silicon Valley Bancshares                                                     13,699(b)                321,927
Southwest Bancorp of Texas                                                    12,400(b)                389,050
Standard Chartered                                                           155,723(c)              1,886,255
Sumitomo Chemical                                                            139,000(c)                673,260
U.S. Bancorp                                                                 383,100                 8,887,919
UBS                                                                           11,603(c)              1,677,259
Washington Mutual                                                            158,600                 8,683,350
Webster Financial                                                             10,800                   316,575
Wells Fargo                                                                  160,450                 7,937,462
Wilshire Financial
     Services Group                                                          411,726(b)                720,521
Total                                                                                               70,135,533

Beverages & tobacco (2.2%)
Anheuser-Busch                                                               166,400                 7,642,752
Coca-Cola                                                                    173,400                 7,830,744
Constellation Brands                                                           8,969(b)                638,413
Coors (Adolph) Cl B                                                            5,400                   353,376
Diageo                                                                        60,000(c)                603,085
PepsiCo                                                                       76,900                 3,379,755
Philip Morris                                                                216,500                10,272,926
UST                                                                           96,200                 2,890,810
Total                                                                                               33,611,861

Building materials & construction (0.9%)
Centex                                                                        14,100                   587,265
Dal-Tile Intl                                                                 19,800(b)                297,990
Granite Construction                                                           7,900                   268,442
Horton (DR)                                                                   27,776                   587,462
Insituform Technologies Cl A                                                   7,100(b)                231,638
Lafarge                                                                        4,862(c)                429,801
Lennar                                                                        10,600                   422,516
Louisiana-Pacific                                                             24,800                   238,328

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
-23- SEMIANNUAL REPORT -- 2001



Common stocks (continued)
Issuer                                                                        Shares                  Value(a)
Building materials & construction (cont.)
Martin Marietta Materials                                                     75,900                $3,240,930
Masco                                                                        187,500                 4,526,250
NCI Building Systems                                                          11,200(b)                189,280
Pulte                                                                         10,500                   424,305
Quanta Services                                                                7,900(b)                176,328
Toll Brothers                                                                  7,900(b)                304,150
Trex                                                                           2,600(b)                 80,626
Vulcan Materials                                                              25,100                 1,175,433
Total                                                                                               13,180,744

Chemicals (0.9%)
Air Products & Chemicals                                                      62,200                 2,388,480
Cabot Microelectronics                                                         4,100(b)                180,400
Cambrex                                                                       10,300                   427,965
Cytec Inds                                                                    13,700(b)                438,674
Dow Chemical                                                                 131,300                 4,145,141
du Pont (EI) de Nemours                                                      120,300                 4,896,210
Georgia Gulf                                                                  19,600                   341,236
Lubrizol                                                                      10,200                   309,060
OM Group                                                                       8,900                   473,925
Waste Connections                                                              9,300(b)                267,956
Wellman                                                                       19,500                   375,375
Total                                                                                               14,244,422

Communications equipment & services (1.1%)
ADC Telecommunications                                                       153,600(b)              1,305,600
Brocade Communications
     Systems                                                                 193,600(b)              4,044,303
CIENA                                                                         24,900(b)              1,036,463
Commonwealth Telephone
     Enterprises                                                               7,700(b)                265,650
Corning                                                                      181,010                 3,745,097
DMC Stratex Networks                                                          21,048(b)                174,698
Glenayre Technologies                                                         61,300(b)                132,178
JDS Uniphase                                                                  52,500(b)                967,969
Leap Wireless Intl                                                            10,800(b)                303,075
Lucent Technologies                                                          181,300                 1,807,561
Marconi                                                                      231,688(c)              1,119,929
Nokia                                                                         80,471(c)              1,935,620
P-COM                                                                         23,800(b)                 30,494
Plantronics                                                                   13,500(b)                239,895
Proxim                                                                        12,394(b)                124,715
REMEC                                                                         22,550(b)                225,500
Tollgrade Communications                                                       6,700(b)                172,525
Total                                                                                               17,631,272

Computer software & services (0.9%)
Microsoft                                                                    151,500(b)              8,285,156
Oracle                                                                       209,700(b)              3,141,306
Siebel Systems                                                                64,300(b)              1,748,960
Total                                                                                               13,175,422

Computers & office equipment (4.9%)
Actuate                                                                       13,100(b)                125,269
Advent Software                                                                6,700(b)                296,894
AOL Time Warner                                                              368,000(b)             14,775,199
Aspen Technology                                                               7,600(b)                181,450
BARRA                                                                          6,300(b)                340,200
BISYS Group                                                                    4,000(b)                213,750
Canon                                                                         33,000(b,c)            1,198,133
Cisco Systems                                                                713,200(b)             11,277,474
Cognizant Technology Solutions                                                 7,700(b)                231,481
Computer Network Technology                                                   11,000(b)                122,375
Comverse Technology                                                           23,000(b)              1,354,470
DiamondCluster Intl Cl A                                                       1,900(b)                 16,506
EMC                                                                          288,600(b)              8,484,839
Engineered Support Systems                                                     7,000                   135,625
Equifax                                                                       71,500                 2,234,375
FactSet Research Systems                                                       4,000                   120,800
FileNet                                                                        8,600(b)                134,913
First Data                                                                    81,900                 4,890,249
Henry (Jack) & Associates                                                      9,576                   226,832
InFocus                                                                       15,600(b)                255,450
Informatica                                                                    8,400(b)                111,825
Insight Enterprises                                                           13,750(b)                290,469
Intermagnetics General                                                        15,900(b)                385,575
Interwoven                                                                    13,300(b)                133,831
Intl Business Machines                                                        86,000                 8,271,479
IntraNet Solutions                                                            10,399(b)                248,926
Iomega                                                                        96,500(b)                355,120
Juniper Networks                                                              96,400(b)              3,659,344
M-Systems Flash Disk Pioneers                                                 14,300(b,c)              100,994
Manhattan Associates                                                          11,300(b)                175,856
Manugistics Group                                                             14,600(b)                267,363
Mercury Computer Systems                                                       7,100(b)                272,463
Netegrity                                                                      7,400(b)                182,225
NetIQ                                                                          6,400(b)                120,800
OTG Software                                                                  10,600(b)                 67,078
Rational Software                                                            137,300(b)              2,437,075
RSA Security                                                                  12,467(b)                307,779
SAP                                                                           10,942(c)              1,254,069
Solectron                                                                    171,350(b)              3,257,364
SonicWALL                                                                     17,000(b)                207,188

-------------------------------------------------------------------------------
See accompanying notes to investments in securities.

-24- AXP MANAGED ALLOCATION FUND



Common stocks (continued)
Issuer                                                                        Shares                  Value(a)
Computers & office equipment (cont.)
Sun Microsystems                                                             264,700(b)             $4,068,439
Unisys                                                                       247,500(b)              3,465,000
Varian                                                                        11,500(b)                293,969
Verity                                                                         9,700(b)                220,069
Total                                                                                               76,770,584

Electronics (3.5%)
Actel                                                                         16,100(b)                329,044
Advanced Micro Devices                                                             1(b)                     27
Alpha Inds                                                                     7,150(b)                112,613
Amphenol Cl A                                                                  4,200(b)                132,300
Anaren Microwave                                                              11,400(b)                143,213
Anixter Intl                                                                   9,600(b)                231,360
Applied Materials                                                            161,100(b)              7,007,849
Axcelis Technologies                                                          17,200(b)                198,875
AXT                                                                            7,100(b)                106,500
Belden                                                                        11,750                   235,588
Bell Microproducts                                                            13,100(b)                148,194
Cirrus Logic                                                                  16,900(b)                252,444
DuPont Photomasks                                                              6,200(b)                272,050
Elantec Semiconductor                                                          7,600(b)                201,400
Electro Scientific Inds                                                        7,700(b)                216,081
Esterline Technologies                                                        16,000(b)                348,000
Exar                                                                          12,250(b)                240,406
Harman Intl Inds                                                               8,246                   211,015
Helix Technology                                                               7,200                   169,088
Intel                                                                        307,000                 8,077,937
Lattice Semiconductor                                                         84,800(b)              1,542,300
Linear Technology                                                             63,600                 2,611,574
Littelfuse                                                                     7,900(b)                198,488
Maxim Integrated Products                                                    138,200(b)              5,747,737
Murata Mfg                                                                    10,200(c)                847,287
Nanometrics                                                                    6,500(b)                102,375
NEC                                                                           59,000(c)                940,648
Oak Technology                                                                49,300(b)                291,178
Park Electrochemical                                                           9,500                   214,700
Photon Dynamics                                                                6,500(b)                137,313
Photronics                                                                    12,600(b)                311,063
Plexus                                                                        11,500(b)                294,688
Rohm                                                                           5,300(c)                888,126
Samsung Electronics                                                           13,200(c)              2,062,810
SBS Technologies                                                              15,700(b)                233,538
Sensormatic Electronics                                                       24,600(b)                467,400
SGS-Thomson Microelectronics                                                  39,971                 1,395,707
Siemens                                                                        6,272(c)                644,819
Silicon Valley Group                                                           9,100(b)                250,250
Technitrol                                                                     9,092                   226,300
Texas Instruments                                                             68,200                 2,112,836
Therma-Wave                                                                   12,900(b)                162,863
Varian Medical Systems                                                         4,926(b)                299,501
Varian Semiconductor
     Equipment Associates                                                     10,700(b)                341,731
Veeco Instruments                                                              7,700(b)                320,031
Waters                                                                       155,800(b,i)            7,236,909
Xilinx                                                                       136,100(b)              4,780,512
Total                                                                                               53,296,668

Energy (2.7%)
Brown (Tom)                                                                    8,300(b)                273,900
Chevron                                                                      109,700                 9,631,660
Conoco Cl B                                                                  222,400                 6,282,800
ENI                                                                          202,006(c)              1,321,442
Exxon Mobil                                                                  159,175                12,893,176
Forest Oil                                                                     6,000(b)                179,400
HS Resources                                                                  11,525(b)                518,625
Kerr-McGee                                                                   101,000                 6,554,900
Mitchell Energy &
     Development Cl A                                                         11,300                   593,250
Newfield Exploration                                                           8,300(b)                289,670
Pogo Producing                                                                 7,200                   212,472
Royal Dutch Petroleum                                                         14,611(c)                813,586
Suncor Energy                                                                 39,092(c)              1,006,471
Swift Energy                                                                   8,400(b)                269,136
Total Fina ELF                                                                 6,022(c)                817,149
Valero Energy                                                                  6,800                   241,400
Vintage Petroleum                                                             18,800                   382,580
Total                                                                                               42,281,617

Energy equipment & services (0.9%)
Alstom                                                                        25,044(c)                689,626
Grey Wolf                                                                     34,400(b)                223,600
Halliburton                                                                  196,700                 7,228,725
Lone Star Technologies                                                         6,800(b)                290,700
Louis Dreyfus Natural Gas                                                     11,100(b)                410,700
Patterson Energy                                                              11,200(b)                354,200
Pioneer Natural Resources                                                     10,800(b)                169,560
Pride Intl                                                                    18,942(b)                450,062
UTI Energy                                                                    10,700(b)                323,675
Varco Intl                                                                    16,100(b)                332,465
Weatherford Intl                                                              59,700(b)              2,946,195
Total                                                                                               13,419,508

Financial services (3.9%)
Affiliated Managers Group                                                      4,400(b)                206,800
AmeriCredit                                                                   18,600(b)                603,198
Capital One Financial                                                         99,550                 5,525,025

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
-25- SEMIANNUAL REPORT -- 2001


Common stocks (continued)
Issuer                                                                        Shares                  Value(a)
Financial services (cont.)
Catellus Development                                                          20,000(b)               $315,000
Cheung Kong Holdings                                                          43,000(c)                450,714
Citigroup                                                                    334,300                15,036,814
Countrywide Credit Inds                                                       81,200                 4,007,220
Doral Financial                                                               12,600                   378,000
Eaton Vance                                                                    4,800                   149,040
Fannie Mae                                                                   133,300                10,610,680
Freddie Mac                                                                   34,800                 2,256,084
Heidrick & Struggles Intl                                                      6,700(b)                193,881
IndyMac Bancorp                                                               19,500(b)                560,430
Jefferies Group                                                               12,100                   349,085
LaBranche                                                                      8,800(b)                283,008
Lehman Brothers Holdings                                                      72,600                 4,552,020
MBNA                                                                         119,650                 3,960,415
Metris Companies                                                              24,450                   508,071
Nomura Securities                                                             65,000(c)              1,167,012
Providian Financial                                                          144,600                 7,092,630
Radian Group                                                                   9,500                   643,625
Raymond James Financial                                                        9,900                   275,220
W.P. Stewart                                                                  14,400(c)                312,480
Total                                                                                               59,436,452

Food (0.4%)
Aurora Foods                                                                   6,198(g)                 42,766
Delta & Pine Land                                                             10,700                   257,870
Earthgrains                                                                   17,000                   361,250
Performance Food Group                                                         7,666(b)                402,465
Smithfield Foods                                                              13,159(b)                427,668
Suiza Foods                                                                   12,200(b)                586,698
SUPERVALU                                                                    330,700                 4,408,231
Total                                                                                                6,486,948

Furniture & appliances (0.2%)
Ethan Allen Interiors                                                         12,100                   408,738
Interface                                                                     19,300                   132,688
Salton                                                                        14,425(b,j)              219,260
Whirlpool                                                                     57,700                 2,884,423
Total                                                                                                3,645,109

Health care (6.1%)
Abbott Laboratories                                                          127,200                 6,002,568
Albany Molecular Research                                                      4,000(b)                140,000
Alkermes                                                                       6,500(b)                142,594
Alpharma Cl A                                                                 11,400                   373,236
American Home Products                                                       101,450                 5,960,188
Amgen                                                                        121,300(b)              7,300,743
Aviron                                                                         2,100(b)                 87,281
Barr Laboratories                                                              7,000(b)                400,190
Baxter Intl                                                                   94,000                 8,849,159
Biomet                                                                        85,300                 3,360,020
Bristol-Myers Squibb                                                          40,100                 2,381,940
Coherent                                                                       2,461(b)                 87,366
COR Therapeutics                                                               5,726(b)                128,835
Diagnostic Products                                                            6,900                   359,835
Enzon                                                                          6,000(b)                285,000
Genzyme-General Division                                                      23,000(b)              2,077,590
Guidant                                                                      103,900(b)              4,674,461
IDEC Pharmaceuticals                                                          41,900(b)              1,676,000
ILEX Oncology                                                                  7,600(b)                115,900
Inhale Therapeutic Systems                                                     5,900(b)                126,113
Invitrogen                                                                     5,800(b)                318,130
King Pharmaceuticals                                                         162,500(b)              6,621,875
Laboratory Corp
     America Holdings                                                          4,210(b)                506,253
Lilly (Eli)                                                                   40,200                 3,081,732
Medicis Pharmaceutical Cl A                                                    6,400(b)                286,848
Medtronic                                                                     88,700                 4,057,138
Merck & Co                                                                    61,950                 4,702,005
Myriad Genetics                                                                3,600(b)                146,025
Noven Pharmaceuticals                                                          8,400(b)                237,825
Pfizer                                                                       565,191                23,144,570
Priority Healthcare Cl B                                                      10,500(b)                396,400
Regeneron Pharmaceuticals                                                     11,400(b)                252,938
Schering-Plough                                                               86,830                 3,171,900
Sepracor                                                                      63,200(b)              2,022,400
Takeda Chemical Inds                                                          21,000(c)              1,013,805
Techne                                                                         7,038(b)                183,868
Zoll Medical                                                                   6,500(b)                226,688
Total                                                                                               94,899,419

Health care services (1.7%)
AmeriSource Health Cl A                                                       10,700(b)                524,835
Apria Healthcare Group                                                        16,900(b)                408,642
Aurora Biosciences                                                            11,500(b)                205,563
Bergen Brunswig Cl A                                                          20,600                   341,960
Cardinal Health                                                               72,300                 6,995,025
Caremark Rx                                                                   15,700(b)                204,728
Cerner                                                                         7,900(b)                270,575
DaVita                                                                        11,000(b)                186,780
Express Scripts Cl A                                                          83,200(b)              7,211,775
HCA-The Healthcare                                                            62,600                 2,520,902
Health Net                                                                    30,500(b)                628,605
LifePoint Hospitals                                                           12,200(b)                436,150
Lincare Holdings                                                              10,000(b)                529,375
Mid Atlantic Medical Services                                                 19,100(b)                387,730
Orthodontic Centers of America                                                10,100(b)                207,050

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
-26- AXP MANAGED ALLOCATION FUND



Common stocks (continued)
Issuer                                                                        Shares                  Value(a)
Health care services (cont.)
Patterson Dental                                                               7,400(b)               $227,550
PRAECIS Pharmaceuticals                                                        6,200(b)                123,613
Stewart Enterprises Cl A                                                      19,500                    96,891
Tenet Healthcare                                                              76,800(b)              3,379,200
Triad Hospitals                                                               11,600(b)                327,700
Universal Health Services Cl B                                                 6,368(b)                562,294
Total                                                                                               25,776,943

Household products (0.6%)
Colgate-Palmolive                                                             36,700                 2,028,042
Direct Focus                                                                  11,900(b)                297,500
Gillette                                                                     103,000                 3,210,509
Kimberly-Clark                                                                27,350                 1,855,151
Procter & Gamble                                                              20,300                 1,270,780
Valence Technology                                                            27,000(b)                123,188
Yankee Candle                                                                  7,400(b)                 97,458
Total                                                                                                8,882,628

Industrial equipment & services (0.7%)
AMETEK                                                                        12,900                   356,040
CoorsTek                                                                       7,900(b)                217,744
Fastenal                                                                      41,800                 2,278,100
Graco                                                                         10,550                   295,400
Hays PLC                                                                     140,544(c)                565,966
Illinois Tool Works                                                           55,200                 3,137,568
Ingersoll-Rand                                                                38,200                 1,516,922
JLG Inds                                                                      17,500                   227,500
Keithley Instruments                                                           8,100                   131,220
Kennametal                                                                    12,100                   332,750
Philips Electronics                                                           43,275(c)              1,189,733
Roper Inds                                                                     5,800                   207,640
Teleflex                                                                       5,700                   233,415
Terex                                                                         14,800(b)                256,780
Total                                                                                               10,946,778

Insurance (2.2%)
American General                                                              85,200                 3,258,900
American Intl Group                                                          187,305                15,078,052
Fidelity Natl Financial                                                       16,000                   428,320
First American                                                                 8,300                   215,800
Gallagher (Arthur J)                                                          18,340                   508,018
Hartford Financial Services
     Group                                                                    44,200                 2,607,800
ING Groep                                                                     29,671(c)              1,940,958
Marsh & McLennan                                                              44,000                 4,181,320
MetLife                                                                      106,200                 3,191,310
Old Republic Intl                                                             10,200                   289,680
Reinsurance Group of America                                                   9,000                   346,860
RenaissanceRe Holdings                                                         6,800(c)                476,068
Selective Insurance Group                                                      2,200                    51,116
StanCorp Financial Group                                                      12,500                   526,250
Total                                                                                               33,100,452

Leisure time & entertainment (1.0%)
Anchor Gaming                                                                  6,800(b)                416,500
Aztar                                                                         29,886(b)                317,090
Concord Camera                                                                23,200(b)                163,850
EMI Group ADR                                                                102,702(c)                663,622
Harley-Davidson                                                              134,300                 5,096,685
Topps                                                                         25,700(b)                260,213
Viacom Cl B                                                                  194,937(b)              8,571,380
Total                                                                                               15,489,340

Media (1.3%)
4 Kids Entertainment                                                          14,800(b)                166,796
ADVO                                                                           9,700(b)                357,930
Clear Channel Communications                                                  39,200(b)              2,134,440
Deluxe                                                                        72,200                 1,708,974
Donnelley (RH)                                                                13,400(b)                388,600
Donnelley (RR) & Sons                                                         47,800                 1,253,316
Insight Communications                                                         6,700(b)                177,550
Knight-Ridder                                                                 61,500                 3,303,165
McClatchy Cl A                                                                 8,600                   347,440
McGraw-Hill Companies                                                         64,800                 3,865,319
Price Communications                                                          16,600(b)                285,686
Scholastic                                                                     9,124(b)                329,034
Sony                                                                          18,200(c)              1,292,531
Univision Communications Cl A                                                 72,200(b)              2,755,152
WPP Group                                                                    102,566(c)              1,089,262
Zomax                                                                         49,900(b)                255,738
Total                                                                                               19,710,933

Metals (0.7%)
Alcoa                                                                        149,900                 5,388,905
Nucor                                                                         81,200                 3,253,684
Reliance Steel & Aluminum                                                      8,050                   188,773
Rio Tinto                                                                     52,088(c)                907,156
Shaw Group                                                                     7,300(b)                340,983
Stillwater Mining                                                             10,400(b)                281,320
WMC                                                                          215,728(c)                845,880
Total                                                                                               11,206,701

Miscellaneous (0.5%)
AremisSoft                                                                    12,100(b)                157,300
Convergys                                                                    119,700(b)              4,317,580
Key Energy Group                                                              22,600(b)                241,820
Learning Tree Intl                                                             7,100(b)                147,103
UCBH Holdings                                                                  6,700                   326,206

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
-27- SEMIANNUAL REPORT -- 2001



Common stocks (continued)
Issuer                                                                        Shares                  Value(a)
Miscellaneous (cont.)
Vivendi Universal                                                             25,289(c)             $1,539,174
VNU                                                                           19,062(c)                705,206
Total                                                                                                7,434,389

Multi-industry conglomerates (3.2%)
Administaff                                                                   10,300(b)                186,945
Argosy Gaming                                                                  7,300(b)                190,530
Bombardier Cl B                                                               76,225(c)              1,055,319
General Electric                                                             814,400                34,090,783
Lancaster Colony                                                               3,400                    98,813
Mettler-Toledo Intl                                                            5,400(b)                222,264
Minnesota Mining & Mfg                                                        44,600                 4,633,940
Modis Professional Services                                                   20,800(b)                 95,680
SITEL                                                                         14,000(b)                 39,200
Stewart & Stevenson Services                                                  10,950                   238,163
Swire Pacific Cl A                                                            61,000(c)                377,765
Textron                                                                       33,600                 1,909,824
Tyco Intl                                                                    142,100(c)              6,142,982
Total                                                                                               49,282,208

Paper & packaging (0.5%)
Ball                                                                           9,300                   426,591
Crown Cork & Seal                                                             25,600                   103,680
Intl Paper                                                                   158,300                 5,711,464
Packaging Corp of America                                                     23,100(b)                304,920
Pactiv                                                                        38,200(b)                462,602
Total                                                                                                7,009,257

Real estate investment trust (0.5%)
Arden Realty                                                                  14,500                   342,200
BRE Properties Cl A                                                            9,100                   263,809
Camden Property Trust                                                         10,900                   362,425
Developers Diversified Realty                                                 11,400                   167,580
Essex Property Trust                                                           4,100                   197,005
Gables Residential Trust                                                      10,100                   293,001
Liberty Property Trust                                                         6,100                   172,264
Pan Pacific Retail Properties                                                  9,000                   199,350
Reckson Associates Realty                                                      8,100                   180,630
SL Green Realty                                                               10,000                   274,500
Smith (Charles E)
     Residential Realty                                                        8,200                   373,018
Starwood Hotels &
     Resorts Worldwide                                                       115,200                 3,917,952
United Dominion Realty Trust                                                  21,900                   278,130
Total                                                                                                7,021,864

Restaurants & lodging (0.1%)
CEC Entertainment                                                             11,000(b)                487,850
Cheesecake Factory (The)                                                      11,193(b)                412,042
Extended Stay America                                                         25,500(b)                382,500
Panera Bread Cl A                                                             12,500(b)                334,375
RARE Hospitality Intl                                                         15,600(b)                388,050
Total                                                                                                2,004,817

Retail (3.5%)
American Eagle Outfitters                                                     10,800(b)                310,500
AnnTaylor Stores                                                              11,300(b)                300,015
Barnes & Noble                                                                15,700(b)                375,230
Bed Bath & Beyond                                                             76,800(b)              1,886,400
Best Buy                                                                      31,400(b)              1,129,144
Borders Group                                                                 25,300(b)                425,799
Christopher & Banks                                                            5,850(b)                176,231
Dress Barn                                                                    10,500(b)                246,094
Federated Dept Stores                                                         72,100(b)              2,995,755
Footstar                                                                       5,900(b)                236,885
Home Depot                                                                   120,500                 5,193,550
Kohl's                                                                        94,100(b)              5,805,029
Kroger                                                                       213,400(b)              5,503,586
May Department Stores                                                         90,900                 3,225,132
Neiman Marcus Group Cl A                                                       9,500(b)                309,700
Next                                                                          74,633(c)                940,097
Phillips-Van Heusen                                                           22,200                   334,776
Pier 1 Imports                                                                27,000                   351,000
RadioShack                                                                    84,350                 3,094,802
Safeway                                                                      100,650(b)              5,550,848
ShopKo Stores                                                                 29,100(b)                232,800
Target                                                                        65,400                 2,359,632
Tesco                                                                         75,107(c)                268,017
TJX Companies                                                                 73,300                 2,345,600
Venator Group                                                                 31,300(b)                431,940
Wal-Mart Stores                                                              180,800                 9,130,399
Zale                                                                          15,169(b)                439,901
Total                                                                                               53,598,862

Textiles & apparel (0.2%)
Abercrombie & Fitch                                                           14,900(b)                487,230
Columbia Sportswear                                                            3,800(b)                172,841
Hot Topic                                                                     11,200(b)                313,600
Kenneth Cole Productions Cl A                                                 10,300(b)                256,985
Polo Ralph Lauren Cl A                                                        11,400(b)                313,500
Skechers U.S.A. Cl A                                                          11,400(b)                273,600
Timberland Cl A                                                                4,800(b)                243,840
Tommy Hilfiger                                                                19,800(b,c)              254,430
Total                                                                                                2,316,026

Transportation (0.2%)
Arkansas Best                                                                 17,000(b)                267,750
Atlas Air Worldwide Holdings                                                   9,350(b)                263,203

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
-28- AXP MANAGED ALLOCATION FUND



Common stocks (continued)
Issuer                                                                        Shares                  Value(a)
Transportation (cont.)
Expeditors Intl of Washington                                                 31,500                $1,588,781
Forward Air                                                                    9,100(b)                297,456
Landstar System                                                                3,933(b)                266,461
Yellow Corp                                                                   17,600(b)                301,400
Total                                                                                                2,985,051

Utilities -- electric (1.7%)
AES                                                                           40,800(b)              2,038,368
Allete                                                                        18,100                   467,342
Calpine                                                                      148,700(b)              8,188,909
Cleco                                                                          9,400                   427,230
Duke Energy                                                                  213,200                 9,112,167
El Paso Electric                                                              34,223(b)                499,656
Exelon                                                                        17,000                 1,115,200
Kansas City Power & Light                                                      7,400                   182,040
NRG Energy                                                                    95,500(b)              3,476,200
Public Service Co of New Mexico                                               13,100                   380,031
UIL Holdings                                                                   5,441                   258,448
Total                                                                                               26,145,591

Utilities -- gas (1.1%)
Dynegy Cl A                                                                  149,500                 7,625,995
El Paso                                                                       76,012                 4,963,584
Equitable Resources                                                           41,557                 2,867,433
New Jersey Resources                                                           5,900                   242,785
ONEOK                                                                         11,500                   470,235
UGI                                                                           15,600                   382,044
Vectren                                                                       13,400                   286,760
Western Gas Resources                                                         12,200                   393,450
Total                                                                                               17,232,286

Utilities -- telephone (3.5%)
AT&T - Liberty Media Group
     Cl A                                                                    334,800(b)              4,687,200
BellSouth                                                                    264,350                10,817,202
COLT Telecom Group                                                            41,166(b,c)              430,164
Intermedia Communications                                                          1(b)                     13
Nippon Comsys                                                                  6,000(c)                 90,728
NTT DoCoMo                                                                        97(c)              1,687,360
Qwest Communications Intl                                                     43,300(b)              1,517,665
SBC Communications                                                           312,521                13,947,813
Sprint (FON Group)                                                           192,900                 4,241,871
Telecom Italia                                                               123,360(c)              1,243,172
Telefonica de Espana                                                         131,577(c)              2,116,916
Verizon Communications                                                       221,554                10,922,612
Vodafone Group                                                               830,714(c)              2,279,381
Total                                                                                               53,982,097

Total common stocks
(Cost: $951,157,647)                                                                              $899,267,978

Preferred stocks & other (1.1%)
Issuer                                                                        Shares                  Value(a)
Adelphia Communications
     13.00% Cm Series B                                                        3,000                  $300,000
Asia Pulp & Paper
     Warrants                                                                    400(c,d)                   40
Century Maintenance
     13.25% Pay-in-kind Series C                                               3,625(o)                288,188
Citadel Broadcasting
     13.25% Cm Pay-in-kind
     Series B                                                                  2,000(o)                224,000
CNF Trust I
     5.00% Cm Cv Series A                                                     23,270                 1,035,515
Coastal
     6.63% Cv PRIDES                                                          25,070(n)              1,106,214
Coltec Capital Trust
     5.25% Cv                                                                 17,280                   762,480
DB UK Tech Basket
     Warrant                                                                  11,391(c)                    324
Duke Energy
     8.25% Cv                                                                 62,600                 1,705,850
Elan
     Rights                                                                   30,500(c)                 43,844
Georgia-Pacific Group
     7.50% Cv                                                                 51,590                 1,805,650
Global Crossing
     6.38% Cm Cv                                                              23,560(c)              1,275,184
Intermedia Communications
     13.50% Pay-in-kind Series B                                                 909(o)                891,276
Kerr-McGee
     5.50% Cv                                                                 22,090                 1,184,023
KMC Telecom Holdings
     Warrants                                                                  3,000(d)                  3,189
Metlife Capital
     8.00% Cm Cv                                                              10,720                 1,013,040
NSM Steel
     Warrants                                                              2,722,298(d)                      3
Paxson Communications
     12.50% Cm Pay-in-kind
     Exchangeable                                                                611(o)                614,203
Pegasus Satellite
     12.75% Cm Pay-in-kind
     Series AI                                                                   532(o)                521,238
Pharmacia
     6.50% Cv ACES                                                            23,410(m)              1,100,270
PLD Telecom
     Warrants                                                                  6,000                       180
Poland Telecom
     Warrants                                                                  4,400(c,d)                   --
Sovereign REIT
     12.00% Series A                                                             150(b,d)              138,000


See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
-29- SEMIANNUAL REPORT -- 2001


Preferred stocks & other (continued)
Issuer                                                                        Shares                  Value(a)
Telehub Communications
     Warrants                                                                  2,500(f)                    $--
VEC Trust I
     7.75% Cm Cv                                                              34,600                 1,024,541
Wendys Financing
     5.00% Cm Cv Series A                                                     30,920                 1,490,344

Total preferred stocks & other
(Cost: $16,442,233)                                                                                $16,527,596

Bonds (25.7%)
Issuer                                    Coupon                            Principal               Value(a)
                                           rate                               amount
Government obligations & agencies (3.2%)
Republic of Brazil
     (U.S. Dollar)
         04-15-14                          8.00%                              $1,354,551(c)         $1,037,085
U.S. Treasury
         08-15-17                          8.88                               11,000,000(h)         14,935,910
         08-15-23                          6.25                               14,700,000            15,857,625
         08-15-27                          6.38                                8,500,000(h)          9,360,625
         08-15-29                          6.13                                4,000,000(h)          4,295,640
United Mexican States
     (U.S. Dollar)
         09-15-16                         11.38                                2,700,000(c)          3,113,451
Total                                                                                               48,600,336

Mortgage-backed securities (5.9%)
Federal Home Loan Mtge Corp
         03-01-13                          5.50                                7,914,077             7,779,937
         07-01-28                          6.00                                8,512,440             8,339,552
         09-01-28                          6.00                                8,558,075             8,365,674
         04-01-31                          8.50                                3,000,000             3,131,250
Federal Natl Mtge Assn
         03-01-14                          5.50                                8,382,360             8,233,338
         05-01-24                          7.50                                7,499,740             7,720,082
         09-01-28                          6.50                                8,196,909             8,194,368
         02-01-30                          7.00                               10,640,296            10,768,170
         03-01-30                          7.00                                8,459,510             8,566,139
         04-01-30                          7.00                                9,463,472             9,582,754
     Collateralized Mtge Obligation
         05-18-26                          5.00                                9,593,000             8,946,981
Total                                                                                               89,628,245

Aerospace & defense (0.5%)
BE Aerospace
     Sr Sub Nts Series B
         02-01-06                          9.88                                  300,000               307,125
Compass Aerospace
     Company Guaranty Series D
         04-15-05                         10.13                                  300,000                60,000
Fairchild
     Company Guaranty
         04-15-09                         10.75                                  540,000               437,400
L-3 Communications
     Sr Sub Nts
         05-15-08                          8.50                                  500,000               503,750
     Sr Sub Nts Series B
         05-01-07                         10.38                                  535,000               548,375
Northrop-Grumman
         03-01-16                          7.75                                5,000,000             5,055,900
Roller Bearing
     Company Guaranty Series B
         06-15-07                          9.63                                  700,000               637,000
Sequa
     Sr Nts
         08-01-09                          9.00                                  350,000               352,625
Total                                                                                                7,902,175

Airlines (0.6%)
Continental Airlines
     Series A
         09-15-17                          6.65                                2,772,823             2,786,021
Delta Air Lines
     Series 2000A-2
         11-18-10                          7.57                                3,000,000             3,230,430
US Airways
     (MBIA Insured)
         03-20-21                          7.08                                2,500,000(p)          2,537,500
Total                                                                                                8,553,951

Automotive & related (0.4%)
Aftermarket Technology
     Sr Sub Nts Series D
         08-01-04                         12.00                                  350,000               329,000
Ford Motor Credit
         06-15-10                          7.88                                1,000,000             1,064,680
         02-01-11                          7.38                                3,000,000             3,103,320
French (JL) Auto Casting
     Company Guaranty Series B
         06-01-09                         11.50                                  100,000                42,000
Hayes Lemmerz Intl
     Company Guaranty Series B
         07-15-07                          9.13                                  100,000                73,000
Lear
     Company Guaranty Series B
         05-15-09                          8.11                                  500,000               500,495
     Sub Nts
         07-15-06                          9.50                                  550,000               563,750

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
-30- AXP MANAGED ALLOCATION FUND



Bonds (continued)
Issuer                                    Coupon                            Principal                Value(a)
                                           rate                               amount
Automotive & related (cont.)
Oxford Automotive
     Company Guaranty Series D
         06-15-07                         10.13%                                $275,000              $165,000
Total                                                                                                5,841,245

Banks and savings & loans (1.5%)
Bank of America
         05-16-05                          7.88                                3,000,000             3,227,280
Bank United
     Medium-term Notes Series A
         03-15-09                          8.00                                1,500,000             1,605,900
BSCH Issuances
     (U.S. Dollar)
         09-14-10                          7.63                                3,000,000(c)          3,172,548
Capital One Bank
     Sr Nts
         06-15-05                          8.25                                3,000,000             3,097,590
Deutsche Telekom Intl Finance
     (U.S. Dollar)
         06-15-10                          8.00                                2,000,000(c)          2,021,540
Sovereign Bancorp
     Company Guaranty
         03-15-04                          8.63                                  600,000               604,278
Union Planters Bank
     Sub Nts
         03-15-08                          6.50                                5,000,000             4,712,435
Washington Mutual Capital
     Company Guaranty
         06-01-27                          8.38                                  800,000               784,328
Wells Fargo Bank
         06-21-10                          7.55                                4,000,000             4,353,524
Total                                                                                               23,579,423

Building materials & construction (0.2%)
Nortek
     Sr Nts Series B
         03-15-07                          9.25                                  250,000               246,250
     Sr Sub Nts
         03-01-04                          9.88                                  550,000               552,750
Toll
     Company Guaranty
         11-15-06                          8.75                                  500,000               503,750
WCI Communities
     Sr Sub Nts
         02-15-11                         10.63                                1,000,000(d)          1,030,000
Total                                                                                                2,332,750

Chemicals (0.2%)
Allied Waste North America
     Company Guaranty
         04-01-08                          8.88                                  900,000(d)            922,500
     Company Guaranty Series B
         01-01-06                          7.63                                1,050,000             1,018,500
Georgia Gulf
         11-15-05                          7.63                                  100,000                97,858
Huntsman
     Sr Sub Nts
         07-01-07                          9.50                                  175,000(d)            133,875
Huntsman ICI Chemicals
     Company Guaranty
         07-01-09                         10.13                                  320,000               326,400
Lyondell Chemical
     Series A
         05-01-07                          9.63                                  250,000               256,875
     Series B
         05-01-07                          9.88                                  250,000               256,875
     Sr Sub Nts
         05-01-09                         10.88                                  275,000               278,438
PMD Group
     Sr Sub Nts
         02-28-11                         11.00                                  100,000(d)            104,000
Total                                                                                                3,395,321

Communications equipment & services (0.7%)
Dobson/Sygnet Communications
     Sr Nts
         12-15-08                         12.25                                  390,000               407,550
Fairpoint Communications
     Sr Sub Nts
         05-01-10                         12.50                                  500,000               470,000
GT Group Telecom
         06-30-08                          9.89                                  700,000(g)            554,750
KMC Telecom Holdings
     Sr Nts
         05-15-09                         13.50                                  500,000               122,500
NATG Holdings LLC/Orius Capital
     Company Guaranty Series B
         02-01-10                         12.75                                  215,000               146,200
Nextel Communications
     Sr Nts
         02-01-11                          9.50                                  835,000(d)            709,750
NTL Communications
     Zero Coupon Sr Nts Series B
         10-01-03                          7.84                                1,625,000(l)            958,750

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
-31- SEMIANNUAL REPORT -- 2001



Bonds (continued)
Issuer                                    Coupon                            Principal               Value(a)
                                           rate                               amount
Communications equipment & services (cont.)
Price Communications Wireless
     Company Guaranty Series B
         12-15-06                          9.13%                              $1,300,000            $1,335,750
Rural Cellular
     Sr Sub Nts Series B
         05-15-08                          9.63                                  750,000               686,250
Telehub Communications
     Company Guaranty
         07-31-05                         13.88                                2,500,000(b)            200,000
Time Warner Telecom
     Sr Nts
         02-01-11                         10.13                                  315,000(d)            316,575
Verizon Global Funding
         12-01-05                          6.75                                2,000,000(d)          2,072,180
         12-01-10                          7.25                                2,000,000(d)          2,106,060
Vialog
     Company Guaranty
         11-15-01                         12.75                                  483,000               478,170
Voicestream Wireless/ Voicestream Wireless Holdings
     Sr Nts
         11-15-09                         10.38                                  574,590               629,176
Williams Communications Group
     Sr Nts
         10-01-09                         10.88                                  150,000               110,250
Total                                                                                               11,303,911

Computers & office equipment (0.5%)
Adaptec
     Cv Sub Nts
         02-01-04                          4.75                                1,981,000             1,624,618
Akamai Technologies
     Cv
         07-01-07                          5.50                                2,770,000             1,062,988
Globix
     Sr Nts
         02-01-10                         12.50                                   50,000                14,500
Juniper Networks
     Cv
         03-15-07                          4.75                                2,620,000             1,906,050
Mercury Interactive
     Cv
         07-01-07                          4.75                                1,490,000             1,104,463
Solectron
     Zero Coupon Cv
         11-20-20                          3.25                                5,035,000(k)          2,116,713
Total                                                                                                7,829,332

Electronics (0.8%)
Advanced Energy Inds
     Cv
         11-15-06                          5.25                                1,770,000             1,538,927
Celestica
     (U.S. Dollar) Zero Coupon Cv
         08-01-20                          3.75                                3,590,000(c,k)        1,260,988
Semtech
     Cv
         02-01-07                          4.50                                1,850,000             1,725,125
STMicroelectronics
     (U.S. Dollar) Zero Coupon Cv
         11-16-10                          3.74                                2,510,000(c,d,k)      1,669,150
Thomas & Betts
         01-15-06                          6.50                                4,500,000             3,566,573
Triquint Semiconductor
     Cv Sub Nts
         03-01-07                          4.00                                1,903,000             1,191,754
Vitesse Semiconductor
     Cv
         03-15-05                          4.00                                2,770,000             2,029,025
Total                                                                                               12,981,542

Energy (0.4%)
AES Drax Energy
     (U.S. Dollar)
         08-30-10                         11.50                                  240,000(c,d)          262,800
Devon Energy
     Cv
         08-15-08                          4.90                                1,265,000             1,252,350
Grant Prideco
     Sr Nts
         12-01-07                          9.63                                  670,000(d)            693,450
Newfield Exploration
     Sr Nts
         03-01-11                          7.63                                  750,000               744,375
Phillips Petroleum
         05-25-05                          8.50                                3,000,000             3,298,368
Total                                                                                                6,251,343

Energy equipment & services (0.1%)
DI Inds
     Sr Nts
         07-01-07                          8.88                                  250,000               252,500
Nabors Inds
     Zero Coupon Cv
         06-20-20                          1.46                                1,420,000(k)            997,550
Total                                                                                                1,250,050

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
-32- AXP MANAGED ALLOCATION FUND



Bonds (continued)
Issuer                                    Coupon                            Principal               Value(a)
                                           rate                               amount
Financial services (1.1%)
AOA Holdings LLC
     Sr Nts
         06-01-06                         10.38%                                $500,000              $475,000
Indah Kiat Finance Mauritius
     (U.S. Dollar) Company Guaranty
         07-01-07                         10.00                                  435,000(b,c)           87,000
LaBranche
     Sr Nts
         08-15-04                          9.50                                  420,000               442,894
     Sr Sub Nts
         03-02-07                         12.00                                  100,000               111,750
Morgan Stanley,
Dean Witter, Discover & Co
         06-15-05                          7.75                                3,000,000             3,213,582
Providian Financial
     Cv Sr Nts
         08-15-05                          3.25                                1,117,000             1,051,399
Providian Natl Bank
     Sr Nts
         03-15-03                          6.70                                5,000,000             5,017,500
Wilmington Trust
         05-01-08                          6.63                                6,300,000             6,214,005
Total                                                                                               16,613,130

Food (0.4%)
Aurora Foods
     Sr Sub Nts Series B
         02-15-07                          9.88                                  600,000               502,500
Del Monte Foods
     Zero Coupon Sr Disc Nts Series B
         12-15-02                          9.54                                  700,000(l)            609,000
Earthgrains
         08-01-03                          8.38                                3,000,000             3,029,250
Kellogg
         04-01-11                          6.60                                1,600,000(d)          1,598,736
RAB Enterprises
     Company Guaranty
         05-01-05                         10.50                                  150,000               105,000
Total                                                                                                5,844,486

Health care (0.1%)
Teva Pharmaceuticals Finance LLC
     Cv Sr Nts
         10-15-05                          1.50                                1,154,000(d)          1,141,018

Health care services (0.2%)
AmeriSource Health
     Cv
         12-01-07                          5.00                                  860,000(d)          1,028,706
HCA-The Healthcare
         09-01-10                          8.75                                  260,000               278,200
         02-01-11                          7.88                                  500,000               498,360
Manor Care
     Sr Nts
         03-01-08                          8.00                                  500,000(d)            507,870
Omnicare
     Sr Sub Nts
         03-15-11                          8.13                                  329,000(d)            335,580
Tenet Healthcare
     Sr Sub Nts Series B
         12-01-08                          8.13                                  800,000               822,000
Triad Hospitals Holdings
     Company Guaranty Series B
         05-15-09                         11.00                                  335,000               367,663
Total                                                                                                3,838,379

Industrial equipment & services (--%)
Motors & Gears
     Sr Nts Series D
         11-15-06                         10.75                                  500,000               485,000
Terex
     Sr Sub Nts
         04-01-11                         10.38                                  185,000(d)            185,925
Total                                                                                                  670,925

Insurance (0.5%)
Americo Life
     Sr Sub Nts
         06-01-05                          9.25                                  900,000               873,000
Executive Risk Capital
     Company Guaranty Series B
         02-01-27                          8.68                                1,500,000             1,466,646
Nationwide CSN Trust
         02-15-25                          9.88                                5,000,000(d)          5,096,535
Total                                                                                                7,436,181

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
-33- SEMIANNUAL REPORT -- 2001



Bonds (continued)
Issuer                                    Coupon                            Principal                Value(a)
                                           rate                               amount
Leisure time & entertainment (0.9%)
Argosy Gaming
     Company Guaranty
         06-01-09                         10.75%                                $500,000              $537,500
Choctaw Resort Development Enterprises
     Sr Nts
         04-01-09                          9.25                                  975,000(d)            990,844
Coast Hotels & Casino
     Company Guaranty
         04-01-09                          9.50                                  350,000               357,000
     Sr Sub Nts
         04-01-09                          9.50                                  500,000(d)            510,000
Hammons (JQ) Hotels
     1st Mtge
         02-15-04                          8.88                                  250,000               240,000
Harrah's Operating
     Company Guaranty
         02-01-11                          8.00                                3,000,000(d)          3,079,260
Horseshoe Gaming Holdings
     Company Guaranty
         06-15-07                          9.38                                  345,000               355,350
Six Flags
     Sr Nts
         02-01-09                          9.50                                  350,000(d)            358,750
Station Casinos
     Sr Nts
         02-15-08                          8.38                                  750,000(d)            755,250
     Sr Sub Nts
         04-15-07                          9.75                                  250,000               256,250
Time Warner
         02-01-24                          7.57                                5,875,000             5,879,112
Total                                                                                               13,319,316

Media (1.4%)
Australis Media
     (U.S. Dollar)
         05-15-03                         15.75                                5,040,885(b,c)           50,004
Charter Communications Holdings/Charter Capital
     Sr Nts
         10-01-09                         10.75                                  850,000               905,250
         01-15-11                         11.13                                  500,000               533,750
Clear Channel Communications
     Cv Sr Nts
         04-01-03                          2.63                                1,470,000             1,554,510
Coaxial Communications/Phoenix
     Company Guaranty
         08-15-06                         10.00                                  250,000               248,125
Comcast
     Zero Coupon Cv
         12-19-20                           .83                                2,685,000(k)          2,179,952
Comcast Cable Communications
         01-30-11                          6.75                                1,500,000             1,503,675
CSC Holdings
     Sr Sub Deb
         05-15-16                         10.50                                1,500,000             1,668,750
Cumulus Media
     Company Guaranty
         07-01-08                         10.38                                  365,000               341,275
Golden Sky Systems
     Company Guaranty Series B
         08-01-06                         12.38                                  835,000(q)            860,050
Harcourt General
         08-01-27                          7.20                                2,000,000             1,832,780
Lamar Media
     Company Guaranty
         12-01-06                          9.63                                  500,000               521,250
Lenfest Communications
     Sr Nts
         02-15-08                          7.63                                1,500,000             1,549,335
MDC Communications
     (U.S. Dollar) Sr Sub Nts
         12-01-06                         10.50                                  350,000(c)            322,000
MediaCom LLC/Capital
     Sr Nts
         01-15-13                          9.50                                  475,000(d)            465,500
News America Holdings
         10-15-12                         10.13                                2,175,000             2,359,832
Nexstar Finance LLC
     Sr Sub Nts
         04-01-08                         12.00                                  229,000(d)            226,710
Paxson Communications
     Sr Sub Nts
         10-01-02                         11.63                                1,000,000             1,022,500
Regional Independent Medical
     (U.S. Dollar) Sr Nts
         07-01-08                         10.50                                   50,000(c)             50,500
Rogers Cablesystems
     (U.S. Dollar) Company Guaranty
         12-01-15                         11.00                                  350,000(c)            392,000
Telewest Finance
     (U.S. Dollar) Cv Company Guaranty
         07-07-05                          6.00                                  700,000(c,d)          550,027

See accompanying notes to investments in securities.

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-34- AXP MANAGED ALLOCATION FUND



Bonds (continued)
Issuer                                    Coupon                            Principal               Value(a)
                                           rate                               amount
Media (cont.)
Veninfotel
     (U.S. Dollar) Cv Pay-in-kind
         03-01-02                         10.00%                            $2,734,889(c,g,o)       $2,734,888
WRC Media/Weekly Read/Compass
     Sr Sub Nts
         11-15-09                         12.75                                150,000                 135,000
Total                                                                                               22,007,663

Metals (0.1%)
Great Lakes Carbon
     Company Guaranty Pay-in-kind Series B
         05-15-08                         10.25                                120,000(o)               50,400
Imexsa Export Trust
     (U.S. Dollar)
         05-31-03                         10.13                                463,673(c,d)            440,489
Oregon Steel Mills
     1st Mtge
         06-15-03                         11.00                                325,000                 286,000
Total                                                                                                  776,889

Miscellaneous (0.5%)
Adams Outdoor Advertising
     Sr Nts
         03-15-06                         10.75                                530,000                 544,575
Advanced Glassfiber Yarn
     Sr Sub Nts
         01-15-09                          9.88                                300,000                 261,000
Consolidated Container/
Consolidated Container Capital
         07-15-09                         10.13                                250,000                 245,000
Falcon Products
     Company Guaranty Series B
         06-15-09                         11.38                                500,000                 476,250
FCB/NC Capital
     Company Guaranty
         03-01-28                          8.05                              4,625,000               3,951,475
ISG Resources
         04-15-08                         10.00                                820,000                 508,400
Nationwide Credit
     Sr Nts Series A
         01-15-08                         10.25                                250,000                  87,500
NSM Steel
     Company Guaranty
         02-01-06                         12.00                              2,060,396(b,d)             82,416
         02-01-08                         12.25                              4,300,000(b,d)             86,000
Omega Cabinets
     Sr Sub Nts
         06-15-07                         10.50                                750,000                 772,500
Outsourcing Solutions
     Sr Sub Nts Series B
         11-01-06                         11.00                              1,075,000                 860,000
Poland Telecom Finance
     (U.S. Dollar) Company Guaranty Series B
         12-01-07                         14.00                              4,400,000(b,c)             44,000
Resolution Performance
     Sr Sub Nts
         11-15-10                         13.50                                500,000(d)              532,500
Total                                                                                                8,451,616

Multi-industry conglomerates (0.2%)
Jordan Inds
     Sr Nts Series D
         08-01-07                         10.38                                500,000                 425,000
Metromedia Intl Group
     Zero Coupon Sr Disc Nts Series B
         03-30-02                          6.38                              4,369,500(l)              961,290
Prime Succession
     Sr Sub Nts
         08-15-04                         10.75                                980,000(b)              118,825
Tyco Intl
     (U.S. Dollar) Zero Coupon Cv
         11-17-20                          1.32                                680,000(c,k)            500,650
         11-17-20                          1.44                              1,999,000(c,d,k)        1,505,787
Total                                                                                                3,511,552

Paper & packaging (0.6%)
Abitibi-Consolidated
     (U.S. Dollar)
         08-01-05                          8.30                              2,500,000(c)            2,634,150
APP China Group
     (U.S. Dollar) Sr Nts
         03-15-05                         14.00                                400,000(b,c,d)          105,000
Ball
     Company Guaranty
         08-01-08                          8.25                                260,000                 261,950
Berry Plastics
     Sr Sub Nts
         04-15-04                         12.25                                350,000                 329,875
Crown Paper
     Sr Sub Nts
         09-01-05                         11.00                                705,000(b)               14,100
Intl Paper
         07-08-05                          8.13                              2,500,000               2,663,850

See accompanying notes to investments in securities.

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-35- SEMIANNUAL REPORT -- 2001



Bonds (continued)
Issuer                                    Coupon                            Principal                Value(a)
                                           rate                               amount
Paper & packaging (cont.)
Packaging Corp of America
     Company Guaranty
         04-01-09                          9.63%                                $750,000              $804,375
Printpack
     Sr Sub Nts Series B
         08-15-06                         10.63                                  100,000               101,500
Repap New Brunswick
     (U.S. Dollar) Sr Nts
         06-01-04                          9.00                                  700,000(c)            735,000
Riverwood Intl
     Company Guaranty Sr Nts
         04-01-06                         10.25                                  300,000               304,500
Silgan Holdings
         06-01-09                          9.00                                  500,000               500,000
Stone Container
     Sr Nts
         02-01-08                          9.25                                  140,000(d)            141,050
         02-01-11                          9.75                                  225,000(d)            226,125
Total                                                                                                8,821,475

Real estate investment trust (--%)
Meristar Hospitality
     Sr Nts
         01-15-11                          9.13                                  300,000(d)            306,000

Restaurants & lodging (0.3%)
MGM Mirage
         02-06-08                          6.88                                5,000,000             4,805,400
     Company Guaranty
         06-01-07                          9.75                                  320,000               340,000
Total                                                                                                5,145,400

Retail (1.2%)
Albertson's
     Sr Nts
         02-15-11                          7.50                                3,000,000             3,057,090
Eye Care Centers of America
     Company Guaranty
         05-01-08                          9.13                                  250,000               113,750
Kohl's
     Zero Coupon Cv
         06-12-20                          2.88                                3,475,000(k)          2,160,060
Kroger
     Sr Nts
         07-15-06                          8.15                                5,000,000             5,429,750
Levi Strauss
     Sr Nts
         01-15-08                         11.63                                  500,000(d)            510,000
Lowe's
     Zero Coupon Cv Sr Nts
         02-16-21                          2.50                                1,730,000(d,k)        1,118,013
Wal-Mart CRAVE Trust
         07-17-06                          7.00                                6,376,131(d)          6,524,631
Total                                                                                               18,913,294

Textiles & apparel (--%)
Galey & Lord
     Company Guaranty
         03-01-08                          9.13                                  425,000               276,250

Transportation (0.4%)
Enterprise Rent-A-Car USA Finance
         02-15-08                          6.80                                3,000,000(d)          2,893,110
Greater Beijing First Expressways
     (U.S. Dollar) Sr Nts
         06-15-07                          9.50                                  580,000(b,c)          232,000
Interpool
         08-01-07                          7.20                                   85,000                73,100
         08-01-07                          7.35                                  425,000               369,750
Union Pacific
         01-15-11                          6.65                                2,000,000             2,010,260
Vectura Group
     Company Guaranty Series B
         06-30-08                         10.25                                  650,000               390,000
Zhuhai Highway
     (U.S. Dollar) Sub Nts
         07-01-08                         11.50                                2,070,000(b,c,d)        186,300
Total                                                                                                6,154,520

Utilities -- electric (0.8%)
AES
     Sr Nts
         09-15-10                          9.38                                  265,000               278,913
El Paso Electric
     1st Mtge Series B
         05-01-01                          7.75                                5,000,000             5,001,757
Public Service Electric & Gas
     1st & Ref Mtge (AMBAC Insured)
         01-01-16                          6.75                                7,365,000(p)          7,214,385
Total                                                                                               12,495,055

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
-36- AXP MANAGED ALLOCATION FUND



Bonds (continued)
Issuer                                    Coupon                            Principal                Value(a)
                                           rate                               amount
Utilities -- gas (0.6%)
Columbia Energy Group
     Series E
         11-28-10                          7.32%                              $5,043,000            $5,065,492
El Paso Energy
     Sr Nts
         12-15-12                          7.38                                2,000,000             2,086,420
Southwest Gas
         02-15-11                          8.38                                2,000,000             2,025,300
Total                                                                                                9,177,212

Utilities -- telephone (1.2%)
Adelphia Business Solutions
     Sr Nts Series B
         09-01-04                         12.25                                  750,000               697,500
AT&T Wireless Services
     Sr Nts
         03-01-11                          7.88                                2,800,000(d)          2,800,140
CenturyTel
     Sr Nts
         10-15-12                          7.75                                2,000,000             2,045,680
Energis
     (U.S. Dollar)
         06-15-09                          9.75                                  550,000(c)            519,750
Geotek Communications
     Escrow Cv Sr Sub Nts
         02-15-02                            --                                2,485,000(b,f,g)             --
Global Crossing Holdings
     (U.S. Dollar) Sr Sub Deb
         08-01-07                          8.70                                  550,000(c,d)          508,750
Intermedia Communications
      Zero Coupon Sr Disc Nts Series B
         07-15-02                         12.75                                  650,000(l)            565,500
ITC DeltaCom
     Sr Nts
         11-15-08                          9.75                                  300,000               240,000
Level 3 Communications
         03-15-08                         11.00                                  150,000               117,375
McLeod USA
     Sr Nts
         01-01-09                         11.38                                  500,000               490,000
Metromedia Fiber Network
     Sr Nts
         12-15-09                         10.00                                  160,000               132,800
PSINet
     Sr Nts
         12-01-06                         10.50                                  505,000(b)             40,400
Qwest Communications Intl
     Sr Nts Series B
         11-01-08                          7.25                                  450,000               459,720
         11-01-08                          7.50                                4,550,000             4,659,381
RSL Communications
     (U.S. Dollar) Company Guaranty
         11-15-06                         12.25                                  500,000(b,c)            8,125
Telefonica Europe
     (U.S. Dollar) Company Guaranty
         09-15-10                          7.75                                4,000,000(c)          4,172,880
United Pan-Europe Communications
     (U.S. Dollar) Sr Nts Series B
         02-01-10                         11.25                                  575,000(c)            389,564
Williams Communications Group
     Sr Nts
         08-01-10                         11.88                                  250,000               191,250
XO Communications
     Sr Nts
         06-01-09                         10.75                                  150,000                88,500
Total                                                                                               18,127,315

Municipal bonds (0.2%)
New Jersey Economic Development
     Authority State Pension Funding
     Revenue Bond (MBIA Insured)
         02-15-29                          7.43                                3,000,000(p)          3,289,950

Total bonds
(Cost: $413,185,675)                                                                              $395,767,250

Short-term securities (12.8%)
Issuer                                  Annualized                            Amount                Value(a)
                                       yield on date                        payable at
                                        of purchase                          maturity
U.S. government agencies (6.6%)
Federal Home Loan Bank Disc Nt
     04-25-01                              4.91%                             $22,200,000           $22,121,597
Federal Home Loan Mtge Corp Disc Nt
     04-03-01                              5.26                               25,800,000            25,784,920
Federal Natl Mtge Assn Disc Nts
     04-03-01                              5.20                               22,500,000            22,486,999
     04-16-01                              5.30                               20,000,000            19,948,810
     05-23-01                              4.76                               12,500,000            12,407,749
Total                                                                                              102,750,075

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
-37- SEMIANNUAL REPORT -- 2001



Short-term securities (continued)
Issuer                                   Annualized                          Amount                 Value(a)
                                       yield on date                        payable at
                                        of purchase                          maturity
Commercial paper (6.2%)
AEGON Funding
     04-18-01                              5.16%                              $4,600,000(e)         $4,587,497
Alabama Power
     04-19-01                              5.47                                6,100,000             6,081,227
CXC
     04-20-01                              5.52                                1,800,000(e)          1,794,090
Gannett
     04-23-01                              4.99                                9,100,000(e)          9,069,849
Heinz (HJ)
     04-09-01                              5.34                               16,900,000            16,874,978
Kimberly-Clark
     04-18-01                              5.14                                3,500,000(e)          3,490,524
Merrill Lynch
     05-11-01                              5.05                                3,500,000             3,478,492
Morgan Stanley, Dean Witter, Discover & Co
     04-30-01                              5.13                                2,400,000             2,389,563
Natl Rural Utilities
     04-05-01                              5.07                                2,400,000             2,397,972
     04-20-01                              5.10                                9,500,000             9,471,848
Paccar Financial
     04-30-01                              5.04                                9,300,000             9,259,798
     05-02-01                              5.22                                5,200,000             5,175,594
     05-24-01                              5.23                                2,600,000             2,580,136
Salomon Smith Barney
     05-16-01                              4.93                                7,100,000             7,054,580
SBC Communications
     04-04-01                              5.35                                7,700,000(e)          7,694,278
Toyota Motor Credit
     04-20-01                              5.01                                3,300,000(e)          3,290,375
Total                                                                                               94,690,801

Total short-term securities
(Cost: $197,474,277)                                                                              $197,440,876

Total investments in securities
(Cost: $1,578,259,832)(r)                                                                       $1,509,003,700


Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign  security  values  are  stated  in  U.S.  dollars.   For  debt
    securities, principal amounts are denominated in the currency indicated. As of March 31, 2001, the value of foreign securities represented 5.85% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) Negligible market value.

(g) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). Information concerning such security holdings at March 31, 2001, is as follows:

    Security                                                Acquisition                             Cost
                                                               dates
    Aurora Foods                                       11-7-00 thru 3-22-01                  $    19,927
    Geotek Communications
        Escrow Cv Sr Sub Nts 2002                            08-26-00                                 --
    GT Group Telecom
        9.89% 2008                                           02-09-01                            555,209
    Veninfotel
        (U.S. Dollar) 10.00% Cv Pay-in-kind 2002      03-05-97 thru 03-15-00                   2,734,889

-------------------------------------------------------------------------------
-38- AXP MANAGED ALLOCATION FUND

(h) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 7 to the financial statements):

    Type of security               Contracts
    Purchase  contracts
    S&P 500 Index, June 2001          153
    Sale contracts
    S&P 500 Index, June 2001          183

(i) At March 31, 2001, securities valued at $7,006,500 were held to cover open call options written as follows (see Note 6 to the financial statements):
    Issuer          Contracts    Exercise       Expiration       Value(a)
                      price        date
    S&P 500 Index       390       $1,225          May 2001      $  739,805
    Waters            1,500           40        April 2001       1,185,000
                      -----           --              ----       ---------
    Total value                                                 $1,924,805
                                                                ----------

(j) Security is partially or fully on loan. See Note 5 to the financial statements.

(k) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(l) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(m) ACES (Automatically Convertible Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. ACES pay dividends, have voting rights, are noncallable for at least three years and upon maturity, convert into shares of common stock.

(n) PRIDES (Preferred Redeemable Increased Dividend Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. PRIDES pay dividends, have voting rights, are noncallable for three years and upon maturity, convert into shares of common stock.

(o) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(p) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue: AMBAC -- American Municipal Bond Association Corporation MBIA -- Municipal Bond Investors Assurance

(q) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2001.

(r) At March 31, 2001, the cost of securities for federal income tax purposes was approximately $1,578,260,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
    Unrealized appreciation      $  69,261,000
    Unrealized depreciation       (138,517,000)
                                  ------------
    Net unrealized depreciation  $ (69,256,000)
                                 -------------

-------------------------------------------------------------------------------
-39- SEMIANNUAL REPORT -- 2001

AXP Managed Allocation Fund
70100 AXP Financial Center
Minneapolis, MN 55474

Ticker Symbol
Class A: IMRFX  Class B: IMRBX
Class C: N/A    Class Y: IDRYX

                                                        PRSRT STD AUTO
                                                         U.S. POSTAGE
                                                             PAID
                                                           AMERICAN
                                                            EXPRESS


This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD.
American Express Company is separate from American Express
Financial Advisors Inc. and is not a broker-dealer.



                                                                S-6143 T (5/01)